STOCK BASED COMPENSATION PLANS - Share-based Compensation Fair Value Assumptions (Details) - 2016 Plan - Share-based Payment Arrangement, Option - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share of options granted during the year (in dollars per share)	$ 38.84	$ 31.22	$ 32.42
Assumptions
Expected annual dividend yield	2.50%	2.58%	2.31%
Expected volatility	22.42%	23.05%	24.69%
Risk-free rate of return	3.94%	1.97%	0.48%
Expected option term (years)	4 years 10 months 9 days	4 years 8 months 26 days	4 years 6 months 14 days